SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Warrant Liabilities) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Balance at beginning	$ 16,118,802	$ 41,466	$ 41,466
Warrants granted with PPO at July 31, 2014			16,261,784
Change in fair value	(4,669,884)	(660)	(184,448)	3,090
Balance at ending	$ 11,448,918		$ 16,118,802	$ 41,466